Business Divestitures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Net cash paid for divestiture of business	$ 4
Cash consideration received on divestitures		5	17
Cash settlement on discontinued operations				12
Legal fees for settlement of discontinued operations			7
Tax effect on settlement of discontinued operations			$ 5